As filed with the Securities and Exchange Commission on January 9, 2020

File No. 002-76990
File No. 811-03447

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 88 ☒

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 90 ☒

SEI TAX EXEMPT TRUST

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(Address of Principal Executive Offices)

(610) 676-1000

(Registrant’s Telephone Number)

Timothy D. Barto, Esq.
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)

☒  immediately upon filing pursuant to paragraph (b)
☐  on [date] pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐  on [date] pursuant to paragraph (a)(1)
☐  75 days after filing pursuant to paragraph (a)(2)
☐  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐  This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 88 to Registration Statement No. 002-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 9th day of January, 2020.

SEI TAX EXEMPT TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	January 9, 2020
William M. Doran

	*	Trustee	January 9, 2020
George J. Sullivan, Jr.

	*	Trustee	January 9, 2020
Nina Lesavoy

	*	Trustee	January 9, 2020
James M. Williams

	*	Trustee	January 9, 2020
Mitchell A. Johnson

	*	Trustee	January 9, 2020
Hubert L. Harris, Jr.

	*	Trustee	January 9, 2020
Susan C. Cote

	*	Trustee	January 9, 2020
James B. Taylor

	*	Trustee	January 9, 2020
Christine Reynolds

	/s/ Robert A. Nesher	Trustee, President & Chief Executive Officer	January 9, 2020
Robert A. Nesher

	/s/ James Hoffmayer	Controller & Chief Financial Officer	January 9, 2020
James Hoffmayer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)